NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) (Quarterly Report [Member])	6 Months Ended
Jun. 30, 2013
Quarterly Report [Member]
Accounts Receivable Balances
	2013	2012
Accounts Receivable	$—	$1,074,528
Less Contractual Allowances and Allowances for Doubtful Accounts	—	(937,057)
	$—	$137,471

Basic and Diluted Earnings Per Share
	For the Six Months Ended June 30,
	2013			2012
	Net Loss	Shares	Per Share Amount	Net Income	Shares	Per Share Amount

Basic Earnings per Share:	$(527,780)			$3,617,993
Net income (loss)
Amount allocated to participating securities	—			—
Net income (loss) available for basic common shares and basic earnings per share	$(527,780)	48,612,365	$(0.01)	$3,617,993	44,560,167	$0.08

Diluted Earnings per Share:
Net income (loss)	$(527,780)			$3,617,993
Amount allocated to participating securities	—
Adjustment for dilutive potential common shares	—	—		—	2,500,000
Net income (loss) available for diluted common shares and diluted earnings per share	$(527,780)	48,612,365	$(0.01)	$3,617,993	47,060,167	$0.08

Integrated Inpatient Solutions, Inc.

Condensed Financial Statements

June 30, 2013

(Unaudited)

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

	For the Three Months Ended June 30,
	2013			2012
	Net Loss	Shares	Per Share Amount	Net Loss	Shares	Per Share Amount

Basic Earnings per Share:	$(257,166)			$(791,712)
Net income (loss)
Amount allocated to participating securities	—			—
Net income (loss) available for basic common shares and basic earnings per share	$(257,166)	48,612,365	$(0.01)	$(791,712)	45,507,969	$(0.02)

Diluted Earnings per Share:
Net income (loss)	$(257,166)			$(791,712)
Amount allocated to participating securities
Adjustment for dilutive potential common shares	—	—		—	—
Net income (loss) available for diluted common shares and diluted earnings per share	$(257,166)	48,612,365	$(0.01)	$(791,712)	45,507,969	$(0.02)